Supplemental Cash Flow Disclosure (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Interest paid	$ 400,630	$ 168,924	$ 228,224
Fair value of common shares issued and issuable for services	$ 59,796	$ 133,826	$ 240,340
Fair value of common shares issued to Golden Harvests		109,564
Fair value of common shares issued to Golden Harvests creditor		$ 36,310
Right-of-use assets acquired through leases (Note 11)	1,030,429	2,642,588	68,035
Conversion of debenture into common shares		916,290	112,863
Derivative liability recognized as contributed surplus upon debenture conversion		1,833,731
Note payable to HSCP used to acquire assets (Note 9)	$ 1,250,000